RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Net loss	$ (558,143)	$ (225,670)	$ (1,089,474)	$ (532,913)	$ (1,063,179)	$ (4,391,786)	$ (16,226,780)	$ (17,316,254)
Net loss attributable to noncontrolling interest	(34)	(79,700)	(86)	(197,568)	(198,318)	(1,466,815)	(2,274,310)	(2,274,396)
Net loss attributable to stockholders	(558,109)	(145,970)	(1,089,388)	(335,345)	(864,861)	(2,924,971)	(13,952,470)	(15,041,858)
Net loss per share - basic and diluted	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.02)
Scenario, Previously Reported [Member]
Net loss	(549,024)	(216,674)	(1,073,634)	(515,896)	(1,026,324)	(4,383,859)
Net loss attributable to noncontrolling interest	(33)	(76,523)	(85)	(191,259)	(191,443)	(1,464,167)
Net loss attributable to stockholders	$ (548,991)	$ (140,151)	$ (1,073,549)	$ (324,637)	$ (834,881)	$ (2,919,692)
Net loss per share - basic and diluted	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.02)